FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 13, 2000

REGISTRATION NO. 333-91629         INVESTMENT COMPANY ACT NO. 811-09705

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 2
                                     AND/OR
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                         Post-Effective Amendment No. 2


         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 7 SUB-ACCOUNTS)
                           (Exact Name of Registrant)

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                               (Name of Depositor)

                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
              (Address of Depositor's Principal Executive Offices)

                                 (203) 926-1888
                         (Depositor's Telephone Number)

                    M. PRISCILLA PANNELL, CORPORATE SECRETARY
                 ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
               (Name and Address of Agent for Service of Process)

                                    Copy To:


                            SCOTT K. RICHARDSON, ESQ.
                                 SENIOR COUNSEL
         ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484 (203) 925-3830


                Approximate Date of Proposed Sale to the Public:


OCTOBER 23, 2000 OR AS SOON AS PRACTICABLE FOLLOWING THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT.

It is proposed that this filing become effective: (check appropriate space)

 __ immediately upon filing pursuant to paragraph (b) of Rule 485
 X  on  October 23, 2000 pursuant to paragraph (b) of Rule 485
 __ 60 days after filing pursuant to paragraph (a) (i) of Rule 485
 __ on ___________ pursuant to paragraph (a) (i) of Rule 485
 __ 75 days after filing pursuant to paragraph (a) (ii) of Rule 485
 __ on ______________pursuant to paragraph (a)(ii) of Rule 485


If appropriate,  check the following box:

__ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
================================================================================
        CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

                                                          PROPOSED               PROPOSED
                                                          MAXIMUM                 MAXIMUM

                                    AMOUNT                OFFERING              AGGREGATE               AMOUNT OF

        TITLE OF SECURITIES          TO BE                 PRICE                 OFFERING             REGISTRATION
          TO BE REGISTERED        REGISTERED              PER UNIT                 PRICE                   FEE

------------------------------------------------------------------------------------------------------------------------------------

   American Skandia Life Assurance
    Corporation Annuity Contracts Indefinite*            Indefinite*                                       $0

====================================================================================================================================
          *Pursuant to Rule 24f-2 of the Investment Company Act of 1940
------------------------------------------------------------------------------------------------------------------------------------

Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's fiscal year 1999 was filed within 90 days of the close of the fiscal year.
--------------------------------------------------------------------------------
VIA (Class 7)




                                      NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-91629 for the purpose of including in the Registration Statement a Prospectus Supplement which adds new variable sub-accounts to the variable annuity contract described in the registration statement and amends certain other disclosure in the registration statement. Other than as set forth herein, the Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

VIA-S

 Supplement to Prospectus Dated May 1, 2000 and Revised Effective July 3, 2000
                        Supplement dated October 23, 2000

This Supplement should be retained with the current Prospectus for your single premium variable adjustable immediate annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                    A. ADDITIONAL VARIABLE INVESTMENT OPTIONS

The  underlying   Portfolios   shown  below  are  being  offered  as  additional
Sub-accounts under your Annuity.

------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
                                                Management     Other          12b-1 Fees    Total Annual        Fee        Net
                                                   Fees         Expenses                      Portfolio    Waivers and     Annual
            UNDERLYING PORTFOLIO                                                              Operating      Expense       Fund
                                                                                              Expenses     Reimbursement 1 Operating
                                                                                                                           Expenses
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------
American Skandia Trust: 2
  AST Scudder Japan 3                              1.00%         0.36%           0.04%           1.40%          0.00%         1.40%
  AST Federated Aggressive Growth 3                0.95%         0.23%           0.04%           1.22%          0.00%         1.22%
  AST Kinetics Internet 3                          1.00%         0.23%           0.04%           1.27%          0.00%         1.27%
  AST Janus Strategic Value 3                      1.00%         0.23%           0.04%           1.27%          0.00%         1.27%
  AST Lord Abbett Bond-Debenture 3                 0.80%         0.23%           0.04%           1.07%          0.00%         1.07%
  AST Gabelli All-Cap Value 3                      0.95%         0.23%           0.04%           1.22%          0.00%         1.22%
  AST Janus Overseas Growth                        1.00%          0.23%          0.02%           1.25%           N/A          1.25%
  AST Janus Small-Cap Growth                       0.90%          0.18%          0.01%           1.09%           N/A          1.09%
Wells Fargo Variable Trust:
  WFVT Equity Income                               0.55%         0.37%           0.25%           1.17%          0.17%         1.00%
--------------------------------------------- --------------- ------------- --------------- -------------- -------------- ----------

1 The Investment Manager of American Skandia Trust has agreed to reimburse and/or waive fees for certain Portfolios until at least April 30, 2001. The caption "Total Annual Fund Operating Expenses" reflects the Portfolios' fees and expenses before such waivers and reimbursements, while the caption "Net Annual Fund Operating Expenses" reflects the effect of such waivers and reimbursements.

2 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The Distribution Fee estimates are derived from data regarding each Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended December 31, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

3 These Portfolios commenced operations in October 2000. "Other Expenses" and "12b-1 Fees" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

EXPENSE EXAMPLES

The Expense Examples shown below are being added with respect to the new Portfolios that are being offered as additional Sub-accounts under your Annuity.

Below are examples showing what you would pay in expenses at the end of the stated time periods had you invested $1,000 in the Annuity and received a 5% annual return on assets. The examples also assume you are a 70 year old male, you did not receive any Credits, and you have not used the Annuity's conversion feature.

                                                  Without Optional Guarantee Feature            With Optional Guarantee Feature

---------------------------------------------
                                             ---------------------------------------------------------------------------------------
                                                  With Surrender       Without Surrender      With Surrender      Without Surrender

------------------------------------------------------------------------------------------------------------------------------------
                                             ---------------------------------------------------------------------------------------
Sub-Account                                      1 Year      3 Years    1 Year    3 Years    1 Year    3 Years    1 Year    3 Years
---------------------------------------------
                                              -------------- --------- ----------- -------- ---------- --------- ---------- --------
AST Scudder Japan                                  186         257         27        77        195       281        37         106
AST Federated Aggressive Growth                    185         251         25        72        193       275        35         101
AST Kinetics Internet                              185         253         25        73        194       277        36         102
AST Janus Strategic Value                          185         253         25        73        194       277        36         102
AST Lord Abbett Bond-Debenture                     183         247         23        67        192       271        33         96
AST Gabelli All-Cap Value                          185         251         25        72        193       275        35         101
AST Janus Overseas Growth                          185         252         25        73        194       276        35         102
AST Janus Small-Cap Growth                         183         248         24        68        192       272        34         97
WFVT Equity Income                                 182         245         23        65        191       269        33         94
--------------------------------------------- -------------- --------- ----------- -------- ---------- --------- ---------- --------

The following underlying Portfolios are being added to the section entitled "What are the Investment Objective and Policies of the Portfolios?" on page 11 of your Annuity prospectus.

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ---------------------------------------------------------------------------------------- -----------------------
                                                                                                               PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                              ADVISOR/
       TYPE                                                                                                   SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Scudder  Japan:  seeks  long-term  capital  growth.  The                            Scudder  Kemper
                    Portfolio  pursues its investment  objective by investing at                            Investments, Inc.
                    least 80% of net assets in Japanese securities (those issued by  Japan-based  companies  or their  affiliates,  or by any
INTER-NATIONAL      company that  derives  more than half of its  revenues  from
    EQUITY          Japan).  The  Portfolio  may  invest  in stocks of any size, including  up to 30% of its net assets in smaller  companies that are traded over-the-counter. The Portfolio's focus on a single  country  could give rise to increased  risk,  as the
                    Portfolio's   investments  will  not  be  diversified  among
                    countries   having   varying   characteristics   and  market
                    performance.
------------------------------------------------------------------------------------------------ -----------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Federated  Aggressive Growth:  seeks capital growth. The                           Federated Investment
                    Portfolio  pursues its investment  objective by investing in                                 Counseling
                    equity securities of companies  offering superior  prospects for earnings growth.  The Portfolio  focuses its investments
 SMALL CAP          on the equity securities of smaller companies, but it is not
  GROWTH            subject to any specific market capitalization  requirements.
                    The Portfolio may invest in foreign issuers through American
                    Depositary Receipts. The Portfolio's strategies with respect to  security  analysis,  market  capitalization  and  sector allocation  are  designed to produce a  portfolio  of stocks whose long-term  growth  prospects are  significantly  above those of the S&P 500 Index.
------------------- ------------------------------------------------------------------------------------------------ ---------------





------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                               PORTFOLIO
   STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                 ADVISOR/
    TYPE                                                                                                       SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------------------------------------------------------------------------------------------------------------------------
Sector funds generally  diversify their investments  across particular  economic sectors or a single industry.  However, because those investments are limited to a comparatively narrow segment of the economy, sector funds are generally not as diversified  as most mutual  funds.  Sector funds tend to be more  volatile than other types of funds.  The value of fund shares may go up and down more  rapidly than other funds. Each sector of the economy may also have different  regulatory or other risk factors that can cause  greater  fluctuations  in the share price.
Please read the prospectus for the  underlying  sector fund for further  details about the risks of the particular sector of the economy.

------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Kinetics  Internet:  seeks long-term  growth of capital.                         Kinetics Asset
                    Under normal  circumstances,  the Portfolio invests at least                         Management,Inc.
                    65%  of its  total  assets  in  common  stocks,  convertible securities,  warrants and other equity securities having the
                    characteristics   of  common   stocks,   such  as   American
SECTOR              Depositary Receipts and International  Depositary  Receipts,
                    of domestic  and foreign  companies  that are engaged in the
                    Internet   and   Internet-related   activities.    Portfolio
                    securities  will  be  selected  by  the   Sub-advisor   from
                    companies  that are engaged in the  development of hardware, software and  telecommunications  solutions  that enable the transaction of business on the Internet by  individuals  and companies,  as well as  companies  that offer  products  and services primarily via the Internet.  The Portfolio seeks to invest in the equity  securities of companies whose research and development efforts may result in higher stock values.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Janus  Strategic  Value:   seeks  long-term  growth  of                        Janus Capital
                    capital.  The  Portfolio  pursues its objective by investing                         Corporation
                    primarily in common  stocks with the potential for long-term growth of  capital  using a  "value"  approach.  This  value approach emphasizes investments in companies the Sub-advisor
 LARGE CAP          believes are undervalued  relative to their intrinsic worth.
  VALUE             Realization  of  income is not a  significant  consideration when choosing  investments for the Portfolio.  The Portfolio will generally focus on the securities of larger  companies,
                    however,   it  may  invest  in  the  securities  of  smaller
                    companies,  including  start-up  companies offering emerging products or services.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST Lord Abbett  Bond-Debenture:  seeks high current  income                        Lord,  Abbett & Co.
                    and the  opportunity  for capital  appreciation to produce a high total return.  The  Portfolio  pursues its objective by normally  investing in high yield and investment  grade debt securities,  securities  convertible  into common  stock and preferred stocks. Under normal circumstances,  the Portfolio
 BOND               invests  at least  65% of its total  assets in fixed  income securities  of various  types.  The  Portfolio may find good
                    value   in   high   yield   securities,   sometimes   called
                    "lower-rated bonds" or "junk bonds," and frequently may have more than half of its assets  invested in those  securities.
                    At least 20% of the  Portfolio's  assets must be invested in any combination of investment  grade debt  securities,  U.S.
                    Government  securities and cash  equivalents.  The Portfolio may also make  significant  investments  in  mortgage-backed securities.  Although  the  Portfolio  expects to maintain a weighted  average  maturity  in the  range  of seven to nine years, there are no restrictions on the overall Portfolio or on individual securities.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Gabelli  All-Cap  Value:   seeks  capital  growth.  The                        GAMCO Investors, Inc.
                    Portfolio  pursues its  objective by investing  primarily in
                    readily   marketable  equity  securities   including  common
                    stocks,   preferred   stocks  and  securities  that  may  be
                    converted at a later time into common  stock.  The Portfolio
ALL-CAP             may invest in the securities of companies of all sizes,  and
EQUITY              may emphasize either larger or smaller  companies at a given time based on the  Sub-advisor's  assessment  of  particular companies and market  conditions.  The Portfolio  focuses on companies that appear underpriced  relative to their private market value ("PMV").  PMV is the value that the Portfolio's
                    Sub-advisor  believes informed investors would be willing to pay for a company.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    WFVT Equity Income: seeks long-term capital appreciation and                        Wells Fargo Bank,  N.A.
                    above-average  dividend  income.  The Portfolio  pursues its objective  primarily by  investing  in the common  stocks of large,  high-quality  domestic  companies with above-average
EQUITY INCOME       return  potential  based on current  market  valuations  and
                    above-average   dividend   income.   Under   normal   market
                    conditions,  the Portfolio invests at least 65% of its total assets in income producing  equity  securities and in issues of companies  with market  capitalizations  greater than the median of the Russell 1000 Index.
------------------- ------------------------------------------------------------------------------------------------ ---------------


================================================================================
The AST Janus Overseas Growth and AST Janus Small-Cap Growth Portfolios are only available in your Annuity if you purchased the annuity as an annuitization option from any American Skandia deferred annuity contract or life insurance policy and had account value allocated to either Portfolio as of the date of the transaction. The AST Janus Overseas Growth and AST Janus Small-Cap Growth Portfolios are not offered as sub-accounts in the variable adjustable immediate annuity when purchased with other sources of funds or when purchased as an annuitization option from an American Skandia deferred annuity contract where account value was not allocated to the respective Portfolios.

====================================================================================================================================

------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                               PORTFOLIO
      STYLE/                            INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                    SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Janus  Overseas  Growth:   seeks  long-term  growth  of                        Janus Capital
                    capital.  The  Portfolio  pursues  its  objective  primarily                         Corporation
INTER-NATIONAL      through  investments  in common  stocks of  issuers  from at
    EQUITY          least five different countries, excluding the United States.
                    Securities  are  generally  selected  without  regard to any defined  allocation among countries,  geographic  regions or industry sectors, or other similar selection procedure.
------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                    AST  Janus  Small-Cap  Growth:  seeks  capital  growth.  The                        Janus Capital
                    Portfolio  pursues its  objective  by normally  investing at                         Corporation
SMALL CAP           least  65% of its  total  assets  in the  common  stocks  of
  EQUITY            small-sized   companies,   i.e.,   those  that  have  market
                    capitalizations  of less than $1.5  billion or annual  gross revenues  of less than $500  million.  As a  Portfolio  that invests primarily in smaller or newer issuers, the Portfolio may be  subject  to  greater  risk of loss and  share  price fluctuation than funds investing primarily in larger or more established issuers.

------------------- ------------------------------------------------------------------------------------------------ ---------------

Under the Optional Guarantee Feature, the following new Sub-Accounts that invest in the following Portfolios currently are not available:

    ----------------------------------------------------------------
               Underlying Portfolios Not Available With
                      Optional Guarantee Feature

    ----------------------------------------------------------------
    ----------------------------------------------------------------
                           AST Scudder Japan
                         AST Kinetics Internet

    ----------------------------------------------------------------

All  other  Sub-Accounts  and  Portfolios   currently  are  available  for  your
investment.

                     B. PORTFOLIO/SUB-ACCOUNT NAME CHANGES

1. Effective October 23, 2000 GAMCO Investors, Inc. will be the new portfolio sub-advisor for the AST T. Rowe Price Small Company Value portfolio. In connection with this change the portfolio's name is changed to "AST Gabelli Small-Cap Growth."

2. Effective August 8, 2000 T. Rowe Price International, Inc. became the new portfolio sub-advisor for the AST T. Rowe Price Global Bond portfolio.

                              C. PARTIAL EXCHANGES

TAX CONSIDERATIONS

The following paragraph replaces the corresponding paragraph under the Tax Considerations section on page 32 of your Annuity prospectus:

Special rules in relation to tax-free exchanges under Section 1035:

On November 22, 1999, the Internal Revenue Service issued an acquiescence in the decision of the United States Tax Court in Conway v. Commissioner (111 T.C. 350
(1998)) that a taxpayer's partial surrender of a non-qualified annuity contract and direct transfer of the resulting proceeds for the purchase of a new non-qualified annuity contract qualifies as a non-taxable exchange under Section 1035 of the Internal Revenue Code. "Acquiescence" means that the IRS accepts the holding of the Court in a case and that the IRS will follow it in disposing of cases with the same controlling facts. Prior to the Conway decision, industry practice has been to treat a partial surrender of account value as fully taxable to the extent of any gain in the contract for tax reporting purposes and to "step-up" the basis in the contract accordingly. However with the IRS' acquiescence in the Conway decision, partial surrenders may be treated in the same way as tax-free 1035 exchanges of entire contracts, therefore avoiding current taxation of any gains in the contract as well as the 10% IRS tax penalty on pre-age 59 1/2 withdrawals. The IRS reserved the right to treat transactions it considers abusive as ineligible for this favorable partial 1035 exchange treatment. We do not know what transactions may be considered abusive. For example, we do not know how the IRS may view early withdrawals or annuitizations after a partial exchange. In addition, it is unclear how the IRS will treat a partial exchange from a life insurance, endowment, or annuity contract into an immediate annuity. As of the date of this prospectus supplement, we will treat a partial surrender of this type as a "tax-free" exchange for future tax reporting purposes, except to the extent that we, as a reporting and withholding agent, believe that we would be expected to deem the transaction to be abusive. However, some insurance companies may not recognize these partial surrenders as tax-free exchanges and may report them as taxable distributions to the extent of any gain distributed as well as subjecting the taxable portion of the distribution to the 10% IRS early distribution penalty. We strongly urge you to discuss any transaction of this type with your tax advisor before proceeding with the transaction.

While the principles expressed in the Conway decision appear applicable to partial exchanges from life insurance, there is no guidance from the Internal Revenue Service as to whether it concurs with non-recognition treatment under
Section 1035 of the Code for such transactions. We will continue to report a partial surrender of a life insurance policy as subject to current taxation to the extent of any gain. In addition, please be cautioned that no specific guidance has been provided as to the impact of such a transaction for the remaining life insurance policy, particularly as to the subsequent methods to be used to test for compliance under the Code for both the definition of life insurance and the definition of a modified endowment contract.


VIAS/G-SUPP. (10/23/2000)                                         VIA 10/23/2000

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits:

(a)      All financial statements are included in Parts A & B of this Registration Statement.

(b)      Exhibits are attached as indicated.

         (1)      Copy of the resolution of the board of directors of Depositor  authorizing the establishment of the Registrant for
                  Separate  Account B filed via EDGAR with  Post-Effective  Amendment No. 6 to Registration  Statement No. 33-87010,
                  filed March 2, 1998.

         (2)      Not applicable.  American Skandia Life Assurance Corporation maintains custody of all assets.

         (3)        (a)  Form  of  revised  Principal   Underwriting   Agreement
                         between American Skandia Life Assurance Corporation and
                         American  Skandia  Marketing,  Incorporated,   formerly
                         known as Skandia  Life Equity Sales  Corporation  filed
                         via  EDGAR  with  Post-Effective  Amendment  No.  6  to
                         Registration  Statement  No.  33-87010,  filed March 2,
                         1998.

                    (b)  Form of Revised Dealer  Agreement  filed via EDGAR with
                         Post-Effective   Amendment   No.   7  to   Registration
                         Statement No. 33-87010, filed April 24, 1998.

         (4)        (a)  Copy of the Form of  Annuity  Contract  filed via EDGAR with Pre-Effective Amendment No. 1 to this Registration
                         Statement No. 333-91629, filed April 28, 2000.

                    (b) Copy of Required Minimum Distribution Endorsement filed via EDGAR in the Initial Registration Statement to Registration Statement No. 333-93775, filed December
                         29, 1999.

         (5) A copy of the application form used with the Annuity filed via EDGAR with Pre-Effective Amendment No. 1 to Registration
                    Statement No. 333-91633, filed April 28, 2000.


         (6)        (a)  Copy of the  certificate of  incorporation  of American
                         Skandia Life Assurance Corporation filed via EDGAR with
                         Post-Effective   Amendment   No.   6  to   Registration
                         Statement No. 33-87010, filed March 2, 1998.

                    (b)  Copy of the By-Laws of American  Skandia Life Assurance
                         Corporation   filed  via  EDGAR   with   Post-Effective
                         Amendment No. 6 to Registration Statement No. 33-87010,
                         filed March 2, 1998.

         (7)      Annuity Reinsurance Agreements between Depositor and:

               (a)  Transamerica Occidental Life Assurance Company effective May
                    1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25,
                    1996.

               (b)  PaineWebber  Life  Insurance  Company  effective  January 1,
                    1995, filed via EDGAR with Post-effective Amendment No. 3 to
                    Registration Statement No. 33-87010, filed April 25, 1996.

               (c)  Connecticut General Life Insurance Company effective January
                    1, 1995, filed via EDGAR with Post-effective Amendment No. 3 to Registration Statement No. 33-87010, filed April 25,
                    1996.

         (8)      Agreements between Depositor and:

               (a)  American  Skandia Trust filed via EDGAR with  Post-Effective
                    Amendment No. 4 to Registration Statement No. 33-87010, filed February 25, 1997 (At such time, what later became
                    American  Skandia  Trust was known as the  Henderson  Global
                    Asset Trust).

               (b)  The  Montgomery  Funds III  filed  via EDGAR in the  Initial
                    Registration   Statement  to   Registration   Statement  No.
                    333-08853, filed July 25, 1996.

               (c)  Rydex  Variable  Trust  filed via EDGAR with  Post-Effective
                    Amendment No. 8 to Registration  Statement  33-87010,  filed
                    April 26, 1999.


               (d)  First  Defined  Portfolio  Fund LLC filed via EDGAR with
                    Post-Effective Amendment No. 7 to Registration Statement No.
                    33-86866, filed April 26, 2000.

               (d)  Evergreen  Variable  Annuity  Trust  filed  via  EDGAR  with
                    Post-Effective Amendment No. 9 to Registration Statement No.
                    33-87010, filed April 26, 2000.

               (e)  INVESCO Variable Investment Funds, Inc. filed via EDGAR with
                    Post-Effective Amendment No. 9 to Registration Statement No.
                    33-87010, filed April 26, 2000.

               (f)  ProFunds  VP filed via EDGAR with  Post-Effective  Amendment
                    No. 9 to Registration Statement No. 33-87010 filed April 26,
                    2000.

         (9)      Opinion   and   Consent  of  Counsel   filed  via  EDGAR  with
                  Post-Effective  Amendment No. 1 to this Registration Statement
                  No. 333-91629, filed June 20, 2000.


          (10)    Consent of Ernst & Young LLP FILED HEREWITH

          (11)    Not applicable.

          (12)    Not applicable.

          (13)    Calculation of Performance  Information for  Advertisement  of
                  Performance filed via EDGAR with Post-effective  Amendment No.
                  12 to  Registration  Statement No.  33-44436,  filed April 29,
                  1996.

         (14)     Financial Data Schedule

Item 25. Directors and Officers of the Depositor: The Directors and Officers of the Depositor are as follows:



Our executive officers, directors and certain significant employees, their ages, positions with us and principal occupations are indicated below. The immediately preceding work experience is provided for officers that have not been employed by us or an affiliate for at least five years as of the date of this Prospectus.

Name/                                                         Position with American Skandia
Age                                                           Life Assurance Corporation                        Principal Occupation

Patricia J. Abram                                             Senior Vice President                           Senior Vice President:
48                                                            and Director (since September, 2000)                 American Skandia
                                                                                                             Marketing, Incorporated

Ms. Abram joined us in 1998. She previously  held the position of Senior Vice President, Chief Marketing Officer with Mutual Service
Corporation.  Ms. Abram was employed there since 1982.

Lori Allen                                                    Vice President                                         Vice President:
30                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Kimberly Anderson                                             Vice President                                         Vice President:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Robert M. Arena                                               Vice President                                         Vice President:
31                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Arena joined us in 1995. He previously held an internship position with KPMG Peat  Marwick in 1994 and the position of Group
Sales  Representative  with Paul Revere Insurance from October, 1990 to August, 1993.

Gordon C. Boronow                                             President and                          Deputy Chief Executive Officer:
47                                                            Deputy Chief Executive Officer                   American Skandia Life
                                                              Director (since July, 1991)                      Assurance Corporation

Robert W. Brinkman                                            Senior Vice President                           Senior Vice President:
35                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Malcolm M. Campbell                                           Director (since July, 1991)                 Director of Operations and
44                                                                                                     Chief Actuary, Assurance and
                                                                                                        Financial Services Division:
                                                                                                      Skandia Insurance Company Ltd.

Carl Cavaliere                                                Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cavaliere joined us in 1998.  He previously held the position of Director of Operations with Aetna, Inc. since 1989.

Y.K. Chan                                                     Senior Vice President                            Senior Vice President
42                                                            and Director (since September, 2000)    and Chief Information Officer:
                                                                                                        American Skandia Information
                                                                                                 Services and Technology Corporation

Mr. Chan joined us in 1999. He previously held the position of Chief Information Officer with E.M. Warburg Pincus from January 1995 until April 1999 and the position of Vice President,  Client Server Application Development with Scudder, Stevens and Clark from
January 1991 until January 1995.

Lucinda C. Ciccarello                                         Vice President                                         Vice President:
41                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Ms.Ciccarello joined us in 1997. She previously held the position of Assistant Vice President with Phoenix Duff & Phelps since 1984.



Lincoln R. Collins                                            Senior Vice President                           Senior Vice President:
39                                                            Director (since February, 1996)                  American Skandia Life
                                                                                                               Assurance Corporation

Tim Cronin                                                    Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Cronin joined us in 1998.  He previously held the position of Manager/Client Investor with Columbia Circle Investors since 1995.

Harold Darak                                                  Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr.   Darak   joined  us  in  1999.   He   previously   held  the   position  of Consultant/Senior Manager with Deloitte & Touche since 1998 and the positions of Second  Vice  President  with The  Guardian  since 1996 and The  Travelers  from October, 1982 until
December, 1995.

Wade A. Dokken                                                President and Chief Executive Officer                    President and
40                                                            Director (since July, 1991)                    Chief Executive Officer
                                                                                                              American Skandia, Inc.

Elaine C. Forsyth                                             Vice President                                         Vice President:
38                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Larisa Gromyko                                                Director, Insurance Compliance         Director, Insurance Compliance:
53                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Maureen Gulick                                                Director, Business Operations           Director, Business Operations:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Berthann Jones                                                Vice President                                         Vice President:
45                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Jones  joined  us in  1997.  She  previously  held  the  position  of  Vice President/Trust  Officer with Ridgefield Bank since
1996 and Manager with Wright Investors Service since 1993.

Ian Kennedy                                                   Senior Vice President                           Senior Vice President:
52                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr. Ian Kennedy  joined us in 1998. He previously was  self-employed  since 1996 and held the position of Vice President, Customer
Service with SunLife of Canada from September, 1968 to August, 1995.

N. David Kuperstock                                           Vice President                                         Vice President:
48                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Robert K. Leach                                               Vice President                                         Vice President,
45                                                                                                                    Chief Actuary:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Robert K. Leach joined us in 2000. He previously  was employed in the U.S. Retirement Products and Services Division of Sun Life
of Canada and held the position of vice President, Finance and Product.


Thomas M. Mazzaferro                                          Executive Vice President and              Executive Vice President and
47                                                            Chief Financial Officer,                      Chief Financial Officer:
                                                              Director (since September, 1994)                 American Skandia Life
                                                                                                               Assurance Corporation

Gunnar J. Moberg                                              Director (since October, 1994)         Director - Marketing and Sales,
45                                                                                                          Assurances and Financial
                                                                                                                  Services Division:
                                                                                                      Skandia Insurance Company Ltd.

David R. Monroe                                               Senior Vice President,                          Senior Vice President,
38                                                            Treasurer and                                            Treasurer and
                                                              Corporate Controller                             Corporate Controller:
                                                                                                               American Skandia Life
                                                                                                               Assurance Corporation

Mr. Monroe joined us in 1996.  He previously held positions of Assistant Vice President at Allmerica Financial since 1994.

Michael A. Murray                                             Senior Vice President                           Senior Vice President:
31                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Brian O'Connor                                                Vice President                                         Vice President:
35                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Polly Rae                                                     Vice President                                         Vice President:
37                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Rebecca Ray                                                   Vice President                                  Senior Vice President:
44                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Ray  joined us in 1999.  She  previously  held the  position  of First Vice President with Prudential  Securities since 1997 and Vice President with Merrill Lynch since 1995.

Rodney D. Runestad                                            Vice President                                         Vice President:
50                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Hayward L. Sawyer                                             Senior Vice President                           Senior Vice President:
55                                                                                                                 American Skandia
                                                                                                             Marketing, Incorporated

Lisa Shambelan                                                Vice President                                         Vice President:
34                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Karen Stockla                                                 Vice President                                         Vice President:
33                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Ms.  Stockla  joined us in 1998.  She  previously  held the position of Manager, Application Development with Citizens Utilities
Company since 1996 and HRIS Tech Support Representative with Yale New Haven Hospital since 1993.





William H. Strong                                             Vice President                                         Vice President:
56                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Strong joined us in 1997. He previously  held the position of Vice President with American  Financial Systems from June 1994 to
October 1997 and the position of Actuary with Connecticut Mutual Life from June 1965 to June 1994.

Leslie S. Sutherland                                          Vice President                                         Vice President:
46                                                                                                                  American Skandia
                                                                                                             Marketing, Incorporated

Amanda C. Sutyak                                              Vice President                                         Vice President:
42                                                            Director (since July, 1991)                      American Skandia Life
                                                                                                               Assurance Corporation

Christian W. Thwaites                                         Senior Vice President                           Senior Vice President:
42                                                            and Director (since September, 2000)                  American Skandia
                                                                                                             Marketing, Incorporated

Mr.  Thwaites  joined us in 1996.  He  previously  held the position of  consultant with Monitor Company since October 1995 and Vice
President with Aetna, Inc. since 1995.

Mary Toumpas                                                  Vice President                                      Vice President and
48                                                                                                              Compliance Director:
                                                                                                                    American Skandia
                                                                                                             Marketing, Incorporated

Ms.  Toumpas joined us in 1997. She previously  held the position of Assistant Vice President with Chubb Life/Chubb Securities since
1973.

Bayard F. Tracy                                               Senior Vice President and                       Senior Vice President:
52                                                            Director (since September, 1994)                      American Skandia
                                                                                                             Marketing, Incorporated

Deborah G. Ullman                                             Senior Vice President                           Senior Vice President:
45                                                            and Director (since September, 2000)             American Skandia Life
                                                                                                               Assurance Corporation

Ms. Ullman joined us in 1998.  She previously held the position of Vice President with Aetna, Inc. since 1977.

Jeffrey M. Ulness                                             Vice President                                         Vice President:
39                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation


Derek Winegard                                                Vice President                                         Vice President:
41                                                                                                             American Skandia Life
                                                                                                               Assurance Corporation

Mr. Winegard joined us in 1999.  He previously held the position of Senior Vice President with Trust Consultants, Inc. since 1991.

Brett M. Winson                                               Senior Vice President and                       Senior Vice President:
44                                                            Director (since March 2000)                     American Skandia, Inc.

Mr. Winson joined us in 1998.  He previously held the position of Senior Vice President with Sakura Bank, Ltd. since 1990.




Item 26.  Persons  Controlled  by or Under Common  Control with the Depositor or
Registrant: The Depositor does not directly or indirectly control any person. The following persons are under common control with the Depositor by American Skandia, Inc., formerly known as American Skandia Investment Holding
Corporation:


         (1) American Skandia Information Services and Technology Corporation ("ASIST"): The organization is a general business corporation organized in the State of Delaware. Its primary purpose is to provide various types of business services to American Skandia, Inc., and all of its subsidiaries including computer systems acquisition, development and maintenance, human resources acquisition, development and management, accounting and financial reporting services and general office services.

         (2) American Skandia Marketing, Incorporated ("ASM, Inc."): The organization is a general business corporation organized in the State of Delaware. It was formed primarily for the purpose of acting as a broker-dealer in securities. It acts as the principal "underwriter" of annuity contracts deemed to be securities, as required by the Securities and Exchange Commission, which insurance policies are to be issued by American Skandia Life Assurance Corporation. It provides securities law supervisory services in relation to the marketing of those products of American Skandia Life Assurance Corporation registered as securities. It also may provide such services in relation to marketing of certain public mutual funds. It also has the power to carry on a general financial, securities, distribution, advisory, or investment advisory business; to act as a general agent or broker for insurance companies and to render advisory, managerial, research and consulting services for maintaining and improving managerial efficiency and operation.

         (3)      American Skandia Investment Services,  Incorporated ("ASISI"):
                  The organization is a general business corporation organized in the state of Connecticut. The organization is authorized to provide investment service and investment management advice in connection with the purchasing, selling, holding or exchanging of securities or other assets to insurance companies, insurance-related companies, mutual funds or business trusts. It's primary role is expected to be as investment manager for certain mutual funds to be made available primarily through the variable insurance products of American Skandia Life Assurance Corporation.

         (4) Skandia Vida: This subsidiary of American Skandia Life Assurance Corporation was organized in March, 1995, and began operations in July, 1995. It offers investment oriented life insurance designed for long-term savings products through independent banks and brokers in Mexico.

Item 27. Number of Contract Owners: As of May 31, 2000, there were no owners of Annuities.

Item 28. Indemnification: Under Section 33-320a of the Connecticut General Statutes, the Depositor must indemnify a director or officer against judgments, fines, penalties, amounts paid in settlement and reasonable expenses including attorneys' fees, for actions brought or threatened to be brought against him in his capacity as a director or officer when certain disinterested parties determine that he acted in good faith and in a manner he reasonably believed to be in the best interests of the Depositor. In any criminal action or proceeding, it also must be determined that the director or officer had no reason to believe his conduct was unlawful. The director or officer must also be indemnified when he is successful on the merits in the defense of a proceeding or in circumstances where a court determines that he is fairly and reasonable entitled to be indemnified, and the court approves the amount. In shareholder derivative suits, the director or officer must be finally adjudged not to have breached this duty to the Depositor or a court must determine that he is fairly and reasonably entitled to be indemnified and must approve the amount. In a claim based upon the director's or officer's purchase or sale of the Registrants' securities, the director or officer may obtain indemnification only if a court determines that, in view of all the circumstances, he is fairly and reasonably entitled to be indemnified and then for such amount as the court shall determine. The By-Laws of American Skandia Life Assurance Corporation ("ASLAC") also provide directors and officers with rights of indemnification, consistent with Connecticut Law.

The foregoing statements are subject to the provisions of Section 33-320a.

Directors and officers of ASLAC and ASM, Inc. can also be indemnified pursuant to indemnity agreements between each director and officer and American Skandia, Inc., a corporation organized under the laws of the state of Delaware. The provisions of the indemnity agreement are governed by Section 45 of the General Corporation Law of the State of Delaware.

The directors and officers of ASLAC and ASM, Inc. are covered under a directors and officers liability insurance policy issued by an unaffiliated insurance company to Skandia Insurance Company Ltd., their ultimate parent. Such policy will reimburse ASLAC or ASM, Inc., as applicable, for any payments that it shall make to directors and officers pursuant to law and, subject to certain exclusions contained in the policy, will pay any other costs, charges and expenses, settlements and judgments arising from any proceeding involving any director or officer of ASLAC or ASM, Inc., as applicable, in his or her past or present capacity as such.

Registrant hereby undertakes as follows: Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, unless in the opinion of Registrant's counsel the matter has been settled by controlling precedent, Registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29.  Principal Underwriters:

     (a) At present, ASM, Inc. acts as principal underwriter only for annuities to be issued by ASLAC.

     (b)  Directors and officers of ASM, Inc.

Name and Principal Business Address                                             Position and Offices with Underwriter

Patricia J. Abram                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lori Allen                                                                      Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kimberly Anderson                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Gordon C. Boronow                                                               Deputy Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Robert Brinkman                                                                 Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl Cavaliere                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Y.K. Chan                                                                       Senior Vice President and
American Skandia Life Assurance Corporation                                     Chief Information Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

Kathleen A. Chapman                                                             Assistant Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lucinda C. Ciccarello                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Lincoln R. Collins                                                              Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883





Timothy S. Cronin                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Wade A. Dokken                                                                  President and Chief Executive Officer
American Skandia Life Assurance Corporation                                     and Chairman of the Board of Directors
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Jacob Herchler                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Ian Kennedy                                                                     Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Thomas M. Mazzaferro                                                            Executive Vice President,
American Skandia Life Assurance Corporation                                     Chief Financial Officer
One Corporate Drive, P.O. Box 883                                               and Director
Shelton, Connecticut  06484-0883

David R. Monroe                                                                 Senior Vice President,
American Skandia Life Assurance Corporation                                     Treasurer and
One Corporate Drive, P.O. Box 883                                               Corporate Controller
Shelton, Connecticut  06484-0883

Michael A. Murray                                                               Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Carl E. Oberholtzer                                                             Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brian O'Connor                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

William O'Loughlin                                                              Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

M. Priscilla Pannell                                                            Corporate Secretary
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Kathleen A. Pritchard                                                           Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Polly Rae                                                                       Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Rebecca Ray                                                                     Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Hayward L. Sawyer                                                               Senior Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Leslie S. Sutherland                                                            Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Amanda C. Sutyak                                                                Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Christian W. Thwaites                                                           Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Mary Toumpas                                                                    Vice President and
American Skandia Life Assurance Corporation                                     Compliance Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Bayard F. Tracy                                                                 Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Deborah G. Ullman                                                               Senior Vice President
American Skandia Life Assurance Corporation                                     and Director
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Derek Winegard                                                                  Vice President
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883

Brett M. Winson                                                                 Director
American Skandia Life Assurance Corporation
One Corporate Drive, P.O. Box 883
Shelton, Connecticut  06484-0883



Item 30. Location of Accounts and Records: Accounts and records are maintained by ASLAC at its principal office in Shelton, Connecticut.

Item 31.  Management Services:  None

Item 32.  Undertakings:

(a) Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b) Registrant hereby undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) American Skandia Life Assurance Corporation ("Depositor") hereby represents that the aggregate fees and charges under the annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

(e) With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

                                    EXHIBITS

As noted in Item 24(b), various exhibits are incorporated by reference or are not applicable. The exhibits included are as follows:


No. 10       Consent of Ernst & Young LLP



                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of the Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Shelton and State of Connecticut, on this 13th day of October, 2000.

         AMERICAN SKANDIA LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                             (CLASS 7 SUB-ACCOUNTS)
                                   Registrant

                 By: American Skandia Life Assurance Corporation

By:  /s/ Kathleen A. Chapman                                            Attest: /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson

                   AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                    Depositor

By: /s/ Kathleen A. Chapman                                             Attest: /s/ Scott K. Richardson
Kathleen A. Chapman, Assistant Corporate Secretary                                     Scott K. Richardson


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

              Signature                            Title                                       Date
                                       (Principal Executive Officer)




           Wade A. Dokken*        President and Chief Executive Officer,                  October 13, 2000
           ---------------
           Wade A. Dokken          Chairman of the Board and Director


                        (Principal Financial Officer and Principal Accounting Officer)

     /s/ Thomas M. Mazzaferro          Executive Vice President and                       October 13, 2000
        Thomas M. Mazzaferro              Chief Financial Officer

     /s/ David R. Monroe             Senior Vice President, Treasurer                     October 13, 2000
           David R. Monroe               and Corporate Controller


                                          (Board of Directors)

      Patricia Abram***                    Gordon C. Boronow*                Malcolm M. Campbell*
      -----------------                    ------------------                --------------------
      Patricia Abram                       Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                       Y.K. Chan***                    Lincoln R. Collins*
      ---------------                       -----------                     -------------------
      Wade A. Dokken                        Y.K. Chan                       Lincoln R. Collins

      Ian Kennedy***                     Thomas M. Mazzaferro*              Gunnar Moberg*
      --------------                     ---------------------              -------------
      Ian Kennedy                        Thomas M. Mazzaferro               Gunnar Moberg

      Christian Thwaites***               Bayard F. Tracy*                 Deborah G. Ullman***
      ---------------------               ----------------                 --------------------
      Christian Thwaites                  Bayard F. Tracy                  Deborah G. Ullman

                                          Brett M. Winson**
                                          ----------------
                                          Brett M. Winson


                    */**/***By: /s/ Kathleen A. Chapman
                               Kathleen A. Chapman
[FN]

*Pursuant to Powers of Attorney previously filed with Initial Registration Statement No. 333-25733

**Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-25733

***Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 11 to Registration Statement No. 33-87010